Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions		KRW (₩)		USD ($)		Share capital KRW (₩)		Share capital USD ($)	Hybrid Instrument KRW (₩)		Hybrid Instrument USD ($)	Capital surplus KRW (₩)		Capital surplus USD ($)	Accumulated other comprehensive income KRW (₩)		Accumulated other comprehensive income USD ($)	Retained earnings KRW (₩)		Retained earnings USD ($)	Treasury shares KRW (₩)		Treasury shares USD ($)	Non-controlling interests KRW (₩)		Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2017	[1]	₩ 34,044,829				₩ 2,090,558						₩ 17,122,228			₩ 537,668			₩ 15,044,204			₩ (755,973)			₩ 6,144
Comprehensive income
Profit for the year	[1]	3,061,946	[2],[3]			0						0			0			3,061,191			0			755
Remeasurements of net defined benefit liabilities	[1]	(138,016)	[3]			0						0			(138,016)			0			0			0
Exchange differences on translating foreign operations	[1]	48,820	[3]			0						0			48,916			0			0			(96)
Valuation gains on financial investments	[1]	0
Net gains (losses) on financial instruments at fair value through other comprehensive income	[1]	103,511				0						0			88,013			15,498			0			0
Share of other comprehensive income (losses) of associates and joint ventures	[1]	(3,733)				0						0			(3,733)			0			0			0
Losses on cash flow hedging instruments	[1]	(9,038)	[3]			0						0			(9,038)			0			0			0
Gains (losses) on hedging instruments of net investments in foreign operations	[1]	(27,134)	[3]			0						0			(27,134)			0			0			0
Other comprehensive income arising from separate account	[1]	28,709				0						0			28,709			0			0			0
Fair value changes on financial liabilities designated at fair value due to own credit risk	[1]	1,484	[3]			0						0			1,484			0			0			0
Net gains on overlay approach adjustment	[1]	413	[3]			0						0			413			0			0			0
Total comprehensive income(loss)	[1]	3,066,962				0						0			(10,386)			3,076,689			0			659
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	[1]	(766,728)				0						0			0			(766,728)			0			0
Acquisition and retirement of treasury shares	[1]	(212,576)				0						0			0			0			(212,576)			0
Non-controlling interests changes in business combination	[1]	2,238				0						0			0			0			0			2,238
Others	[1]	(498)				0						(568)			0			0			0			70
Total transactions with shareholders	[1]	(977,564)				0						(568)			0			(766,728)			(212,576)			2,308
Balance at ending at Dec. 31, 2018	[1]	35,713,027				2,090,558			₩ 0			17,121,660			177,806			17,282,441			(968,549)			9,111
The effect of changing of accounting policy	[1]	(421,200)				0						0			(349,476)			(71,724)			0			0
Balance after reflecting the effect of accounting policy	[1]	33,623,629				2,090,558						17,122,228			188,192			14,972,480			(755,973)			6,144
Comprehensive income
Profit for the year		3,313,199	[1],[2],[3]			0	[1]		0	[1]		0			0	[1]		3,311,828	[1]		0	[1]		1,371	[1]
Remeasurements of net defined benefit liabilities	[1]	(55,827)	[3]			0			0			0			(55,827)			0			0			0
Exchange differences on translating foreign operations	[1]	37,861	[3]			0			0			0			37,577			0			0			284
Net gains (losses) on financial instruments at fair value through other comprehensive income	[1]	18,162				0			0			0			36,637			(18,475)			0			0
Share of other comprehensive income (losses) of associates and joint ventures	[1]	7,695				0			0			0			7,695			0			0			0
Losses on cash flow hedging instruments	[1]	(33,182)	[3]			0			0			0			(33,182)			0			0			0
Gains (losses) on hedging instruments of net investments in foreign operations	[1]	(8,900)	[3]			0			0			0			(8,900)			0			0			0
Other comprehensive income arising from separate account	[1]	3,364				0			0			0			3,364			0			0			0
Fair value changes on financial liabilities designated at fair value due to own credit risk	[1]	(11,372)	[3]			0			0			0			(11,372)			0			0			0
Net gains on overlay approach adjustment	[1]	194,223	[3]			0			0			0			194,223			0			0			0
Total comprehensive income(loss)	[1]	3,465,223				0			0			0			170,215			3,293,353			0			1,655
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	[1]	(759,736)				0			0			0			0			(759,736)			0			0
Issuance of hybrid securities	[1]	973,785				0			399,205			0			0			0			0			574,580
Dividends on hybrid securities	[1]	(6,513)				0			0			0			0			(6,513)			0			0
Acquisition and retirement of treasury shares	[1]	(267,639)				0			0			0			0			(100,000)			(167,639)			0
Others	[1]	1,178				0			0			1,117			0			0			0			61
Total transactions with shareholders	[1]	(58,925)				0			399,205			1,117			0			(866,249)			(167,639)			574,641
Balance at ending at Dec. 31, 2019		39,119,325	[1]	$ 36,017,830		2,090,558	[1]	$ 1,924,812	399,205	[1]	$ 367,555	17,122,777	[1]	$ 15,765,233	348,021	[1]	$ 320,429	19,709,545	[1]	$ 18,146,914	(1,136,188)	[1]	$ (1,046,108)	585,407	[1]	$ 538,995
Comprehensive income
Profit for the year	[1]	3,502,281	[2],[3]	3,224,610	[2],[3]	0		0	0		0	0		0	0		0	3,455,151		3,181,217	0		0	47,130		43,393
Remeasurements of net defined benefit liabilities	[1]	(10,385)	[3]	(9,561)	[3]	0		0	0		0	0		0	(10,096)		(9,296)	0		0	0		0	(289)		(265)
Exchange differences on translating foreign operations	[1]	(187,283)	[3]	(172,435)	[3]	0		0	0		0	0		0	(162,906)		(149,991)	0		0	0		0	(24,377)		(22,444)
Net gains (losses) on financial instruments at fair value through other comprehensive income	[1]	465,568		428,657		0		0	0		0	0		0	229,899		211,672	236,648		217,886	0		0	(979)		(901)
Share of other comprehensive income (losses) of associates and joint ventures	[1]	(6,847)		(6,304)		0		0	0		0	0		0	(6,847)		(6,304)	0		0	0		0	0		0
Losses on cash flow hedging instruments	[1]	(1,264)	[3]	(1,164)	[3]	0		0	0		0	0		0	(1,264)		(1,164)	0		0	0		0	0		0
Gains (losses) on hedging instruments of net investments in foreign operations	[1]	64,269	[3]	59,174	[3]	0		0	0		0	0		0	64,269		59,174	0		0	0		0	0		0
Other comprehensive income arising from separate account	[1]	(9,683)		(8,915)		0		0	0		0	0		0	(9,683)		(8,915)	0		0	0		0	0		0
Fair value changes on financial liabilities designated at fair value due to own credit risk	[1]	8,819	[3]	8,120	[3]	0		0	0		0	0		0	8,819		8,120	0		0	0		0	0		0
Net gains on overlay approach adjustment	[1]	152,125	[3]	140,064	[3]	0		0	0		0	0		0	152,125		140,064	0		0	0		0	0		0
Total comprehensive income(loss)	[1]	3,977,600		3,662,246		0		0	0		0	0		0	264,316		243,360	3,691,799		3,399,102	0		0	21,485		19,784
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	[1]	(861,092)		(792,822)		0		0	0		0	0		0	0		0	(861,092)		(792,822)	0		0	0		0
Issuance of hybrid securities	[1]	1,296,783		1,193,970		0		0	1,296,783		1,193,970	0		0	0		0	0		0	0		0	0		0
Dividends on hybrid securities	[1]	(48,518)		(44,671)		0		0	0		0	0		0	0		0	(22,860)		(21,047)	0		0	(25,658)		(23,624)
Non-controlling interests changes in business combination	[1]	247,008		227,424		0		0	0		0	0		0	0		0	0		0	0		0	247,008		227,424
Others	[1]	(369,647)		(340,342)		0		0	0		0	(399,188)		(367,540)	0		0	0		0	0		0	29,541		27,198
Total transactions with shareholders	[1]	264,534		243,559		0		0	1,296,783		1,193,970	(399,188)		(367,540)	0		0	(883,952)		(813,869)	0		0	250,891		230,998
Balance at ending at Dec. 31, 2020	[1]	₩ 43,361,459		$ 39,923,635		₩ 2,090,558		$ 1,924,812	₩ 1,695,988		$ 1,561,525	₩ 16,723,589		$ 15,397,693	₩ 612,337		$ 563,789	₩ 22,517,392		$ 20,732,148	₩ (1,136,188)		$ (1,046,108)	₩ 857,783		$ 789,776

[1]	The consolidated statements of changes in equity for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The consolidated statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.